General (Tables)	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Results of Discontinued Operations

The results of the discontinued operations including prior periods’ comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets are presented below:

	Six months ended June 30,
	2017	2016
	Unaudited

Revenues	737	393
Cost of sales	586	297
Operating expenses	94	115
Operating income (loss)	57	(19)
Finance income (expenses), net	4	(1)
Taxes on Income	21	2

Net income (loss)	40	(22)

Schedule of Major Classes of Assets and Liabilities Classified as Discontinued Operations

The major classes of assets and liabilities that were classified as discontinued operations were:

	June 30, 2017	December 31, 2016
	Unaudited

Cash and cash equivalents	$754	$1,159
Trade receivables	749	244
Other accounts receivable and prepaid expenses	22	6
Inventories	849	845
Property, plant and equipment, Net	186	266

Total assets of discontinued operations	$2,560	$2,520

Trade payables	14	54
Accrued expenses and other liabilities	272	211

Total liabilities of discontinued operations	$286	$265